UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                   Williamsville, NY               02/02/11
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            77

Form 13F Information Table Value Total:            $228673
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
   31-Dec-10






                           FORM 13F INFORMATION TABLE

                                TITLE OF                       VALUE    SHARES/   SH/       PUT/  INVSTMT       VOTING AUTHORITY
NAME OF ISSUER                  CLASS              CUSIP      (X$1000)  PRN AMT   PRN       CALL  DSCRETN       SOLE SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley India Investmen                    61745C105       319       12425 SH              Sole          12425
PowerShares QQQ Nasdaq 100                        73935A104       271        4970 SH              Sole           4970
SPDR Dow Jones Industrial Ave                     78467X109       209        1810 SH              Sole           1810
SPDR Euro Stoxx 50                                78463x202      9947      269999 SH              Sole         269999
SPDR Gold Trust                                   78463V107      4939       35607 SH              Sole          35607
SPDR S & P Mid-Cap 400 Trust                      78467Y107      7557       45892 SH              Sole          45892
Utilities Select Sector SPDR                      81369Y886      7647      243998 SH              Sole         243998
Vanguard Dividend Appreciation                    921908844     24198      459772 SH              Sole         459772
Vanguard Emerging Markets ETF                     922042858      7113      147738 SH              Sole         147738
Vanguard Mid-Cap VIPERS ETF                       922908629      4297       57713 SH              Sole          57713
iShares DJ Select Dividend Ind                    464287168      8823      176947 SH              Sole         176947
iShares FTSE/Xinhua China 25 I                    464287184      2401       55721 SH              Sole          55721
iShares MSCI Australia Index F                    464286103       329       12950 SH              Sole          12950
iShares MSCI Brazil Index Fund                    464286400       375        4850 SH              Sole           4850
iShares MSCI Canada Index                         464286509      3080       99371 SH              Sole          99371
iShares MSCI EAFE Index                           464287465     26993      463642 SH              Sole         463642
iShares MSCI Emerging Markets                     464287234      5393      113191 SH              Sole         113191
iShares MSCI Singapore Index F                    464286673       204       14750 SH              Sole          14750
iShares MSCI South Korea Index                    464286772       318        5200 SH              Sole           5200
iShares MSCI Thailand                             464286624       332        5145 SH              Sole           5145
iShares Russell 1000 Growth In                    464287614     26053      454995 SH              Sole         454995
iShares Russell 1000 Value Ind                    464287598     21214      327019 SH              Sole         327019
iShares S&P 500 Value Index Fd                    464287408       310        5195 SH              Sole           5195
iShares S&P Global Healthcare                     464287325      7682      148423 SH              Sole         148423
iShares S&P Global Telecom                        464287275      4314       74028 SH              Sole          74028
iShares S&P Global Utilities                      464288711       902       20000 SH              Sole          20000
iShares S&P Midcap 400 Index                      464287507       290        3195 SH              Sole           3195
iShares S&P Small Cap 600 Inde                    464287804     10204      149025 SH              Sole         149025
iShares S&P U.S. Preferred Sto                    464288687      2655       68418 SH              Sole          68418
AT&T Inc.    COM                                  00206R102       224        7630 SH              Sole           7630
Altria Group COM.                                 02209S103       499       20274 SH              Sole          20274
Apple ComputeCOM                                  037833100      4974       15419 SH              Sole          15419
Biosensors InCOMnational Group                    G11325100        22       25000 SH              Sole          25000
Boston ScientCOMc Corp.                           101137107       208       27536 SH              Sole          27536
Coca-Cola ComCOMy                                 191216100       557        8472 SH              Sole           8472
Exxon Mobil CCOM.                                 30231G102      1035       14153 SH              Sole          14153
Gabelli UtiliCOMTrust                             36240A101       157       24619 SH              Sole          24619
General ElectCOM Co.                              369604103       535       29265 SH              Sole          29265
Heartland OilCOMGas Corp.                         42235Q200         0       10000 SH              Sole          10000
Intel Corp.  COM                                  458140100       533       25349 SH              Sole          25349
Johnson & JohCOMn                                 478160104       652       10538 SH              Sole          10538
M&T Bank CorpCOM                                  55261F104       310        3557 SH              Sole           3557
McDonald's CoCOM                                  580135101       465        6054 SH              Sole           6054
Microsoft IncCOM                                  594918104       589       21098 SH              Sole          21098
Naturalnano ICOM                                  63901A105         0      103400 SH              Sole         103400
Pfizer Inc.  COM                                  717081103       565       32242 SH              Sole          32242
Procter & GamCOM                                  742718109       241        3750 SH              Sole           3750
Synergetics UCOMInc.                              87160G107       444       94271 SH              Sole          94271
Trans1 Inc.  COM                                  89385X105       317      152350 SH              Sole         152350
Travelers CosCOMc/The                             89417E109       482        8648 SH              Sole           8648
Urologix Inc.COM                                  917273104       109      169794 SH              Sole         169794
Verizon CommuCOMations                            92343V104       540       15080 SH              Sole          15080
Wal-Mart StorCOMInc.                              931142103       505        9355 SH              Sole           9355
iCo TherapeutCOM Inc.                             45107j105        21       53682 SH              Sole          53682
AIM Intl Small Company Fd Cl A                    008879561       872   46484.902 SH              Sole        46484.9
Davis New York Venture Fund A                     239080104      1540    44839.99 SH              Sole       44839.99
Dodge & Cox Intl Stock Fund                       256206103      1583   44340.343 SH              Sole       44340.34
Eaton Vance Tax Managed Growth                    277911830       348   14612.116 SH              Sole       14612.12
JP Morgan Mid Cap Value Fund C                    339128308       554   23962.387 SH              Sole       23962.39
Janus Advisor Forty Fund                          47102R405      1422   42701.031 SH              Sole       42701.03
Keeley Small Cap Value Cl. A                      487300501       529   21174.923 SH              Sole       21174.92
Lazard Emerging Markets Portfo                    52106N764       444   19998.963 SH              Sole       19998.96
Longleaf Partners Fund                            543069108      1541   54520.637 SH              Sole       54520.64
MFS Series Tr I - MFS Value Fu                    552983801       343   15045.632 SH              Sole       15045.63
MFS Series Trust I Research                       552983512      1250   82118.547 SH              Sole       82118.55
Matthews Pacific Tiger Fund                       577130107       521   22229.445 SH              Sole       22229.45
NT Collective Daily EAFE                                          166  21945.3431 SH              Sole       21945.34
Neuberger Berman Genesis Adv                      64122m605       486   17614.762 SH              Sole       17614.76
The Jensen Portfolio                              476313101      2076   76598.237 SH              Sole       76598.24
UMB Scout Intl Fund                               81063u503      1365   42148.438 SH              Sole       42148.44
Van Kampen Mid Cap Growth Fund                    00143M596       420   14117.045 SH              Sole       14117.05
Community Bank N.A.                               203607106      9189      330899 SH              Sole         330899
Exxon Mobil Corp.                                 30231G102       447        6113 SH              Sole           6113
General Electric Co.                              369604103       575       31450 SH              Sole          31450
Johnson & Johnson                                 478160104       206        3337 SH              Sole           3337
M & T Bank Corp                                   55261F104       310        3560 SH              Sole           3560
Trans1 Inc.                                       89385X105       135       64886 SH              Sole          64886
REPORT SUMMARY   77 DATA RECORDS                               228673         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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